Capital and Reserves - Schedule of Options Exercised (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CapitalCommitmentsLineItems [Line Items]
Number of options	1,277,200	548,869
Weighted average exercise price	$ 1.38	$ 0.92
Weighted average market share price on exercise	$ 3.19	$ 1.70
January 2017 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options	502,200
Weighted average exercise price	$ 1.60
Weighted average market share price on exercise	$ 3.70
February 2017 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options	484,000
Weighted average exercise price	$ 1.65
Weighted average market share price on exercise	$ 3.15
April 2017 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options	15,000
Weighted average exercise price	$ 0.89
Weighted average market share price on exercise	$ 2.03
May 2017 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options	223,000
Weighted average exercise price	$ 0.51
Weighted average market share price on exercise	$ 2.40
July 2017 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options	10,000
Weighted average exercise price	$ 0.50
Weighted average market share price on exercise	$ 1.78
September 2017 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options	3,000
Weighted average exercise price	$ 0.50
Weighted average market share price on exercise	$ 2.28
November 2017 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options	40,000
Weighted average exercise price	$ 0.50
Weighted average market share price on exercise	$ 2.56
August 2016 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options		10,000
Weighted average exercise price		$ 0.49
Weighted average market share price on exercise		$ 0.96
September 2016 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options		46,667
Weighted average exercise price		$ 0.50
Weighted average market share price on exercise		$ 1.00
October 2016 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options		60,000
Weighted average exercise price		$ 0.50
Weighted average market share price on exercise		$ 0.97
November 2016 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options		271,668
Weighted average exercise price		$ 1.20
Weighted average market share price on exercise		$ 1.56
December 2016 [Member]
CapitalCommitmentsLineItems [Line Items]
Number of options		160,534
Weighted average exercise price		$ 0.74
Weighted average market share price on exercise		$ 2.44